Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 58
Ending Balance	61	$ 58
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	102	94
Additions	24	23
Disposals	(12)	(10)
Lease remeasurement adjustment	0
Currency translation effects	2	(5)
Ending Balance	116	102
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(44)	(32)
Depreciation charge	(21)	(19)
Disposals	11	5
Currency translation effects	(1)	2
Ending Balance	(55)	(44)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	31
Ending Balance	29	31
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	60	64
Additions	9	5
Disposals	(6)	(7)
Lease remeasurement adjustment	(1)
Currency translation effects	1	(2)
Ending Balance	63	60
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(29)	(22)
Depreciation charge	(9)	(11)
Disposals	5	2
Currency translation effects	(1)	2
Ending Balance	(34)	(29)
Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	27
Ending Balance	32	27
Equipments [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42	30
Additions	15	18
Disposals	(6)	(3)
Lease remeasurement adjustment	1
Currency translation effects	1	(3)
Ending Balance	53	42
Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(15)	(10)
Depreciation charge	(12)	(8)
Disposals	6	3
Currency translation effects	0	0
Ending Balance	$ (21)	$ (15)